Cost Of Sales - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of cost of sales [line items]
Insurance recovered	$ 7,913
Cariboo Region Wildfires [member]
Disclosure of cost of sales [line items]
Percentage of insurance recovered	75.00%